UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2014


ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2014

                                                                      (Form N-Q)

48446-1214                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2014 (unaudited)

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (43.0%)

             CONSUMER DISCRETIONARY (2.1%)
             -----------------------------
             APPAREL RETAIL (0.2%)
$   10,000   L Brands, Inc.                                        5.63%        2/15/2022       $    10,775
                                                                                                -----------
             CABLE & SATELLITE (0.6%)
    10,000   NBCUniversal Enterprise, Inc. (a)                     1.97         4/15/2019             9,924
    10,000   NBCUniversal Media, LLC                               5.15         4/30/2020            11,393
    10,000   Time Warner Cable, Inc.                               6.75         7/01/2018            11,641
                                                                                                -----------
                                                                                                     32,958
                                                                                                -----------
             CASINOS & GAMING (0.2%)
     3,000   International Game Technology                         7.50         6/15/2019             3,326
     5,000   Marina District Finance Co., Inc.                     9.88         8/15/2018             5,281
                                                                                                -----------
                                                                                                      8,607
                                                                                                -----------
             CATALOG RETAIL (0.1%)
     4,000   QVC, Inc.                                             3.13         4/01/2019             4,025
                                                                                                -----------
             EDUCATION SERVICES (0.1%)
     6,080   Princeton Theological Seminary                        4.11         7/01/2023             6,391
                                                                                                -----------
             HOME FURNISHINGS (0.1%)
     4,657   Serta Simmons Holdings, LLC (b)                       4.25        10/01/2019             4,623
     3,414   Tempur Sealy International, Inc. (b)                  3.50         3/18/2020             3,377
                                                                                                -----------
                                                                                                      8,000
                                                                                                -----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     5,000   Hyatt Hotels Corp.                                    3.38         7/15/2023             4,853
                                                                                                -----------
             MOVIES & ENTERTAINMENT (0.1%)
     1,105   Metropolitan Opera Assoc., Inc.                       1.79        10/01/2017             1,128
     2,235   Metropolitan Opera Assoc., Inc.                       2.14        10/01/2018             2,264
     2,285   Metropolitan Opera Assoc., Inc.                       2.39        10/01/2019             2,338
                                                                                                -----------
                                                                                                      5,730
                                                                                                -----------
             RESTAURANTS (0.4%)
    15,035   ARAMARK Services, Inc. (b)                            3.25         9/07/2019            14,863
     5,000   Burger King Worldwide, Inc. (b)                       4.50        10/27/2021             5,005
                                                                                                -----------
                                                                                                     19,868
                                                                                                -----------
             SPECIALTY STORES (0.2%)
     8,821   Harbor Freight Tools USA, Inc. (b)                    4.75         7/26/2019             8,832
                                                                                                -----------
             Total Consumer Discretionary                                                           110,039
                                                                                                -----------
             CONSUMER STAPLES (1.9%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
     4,000   Bunge Ltd. Finance Co.                                8.50         6/15/2019             4,958
                                                                                                -----------
             DRUG RETAIL (0.4%)
     7,799   CVS Pass-Through Trust                                6.04        12/10/2028             9,105

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1  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    4,487   CVS Pass-Through Trust (a)                            7.51%        1/10/2032       $     5,726
     4,669   CVS Pass-Through Trust (a)                            5.93         1/10/2034             5,398
                                                                                                -----------
                                                                                                     20,229
                                                                                                -----------
             FOOD RETAIL (0.1%)
     4,000   Albertson's Holdings, LLC (b)                         4.00         8/25/2019             3,997
                                                                                                -----------
             HOUSEHOLD PRODUCTS (0.2%)
    10,000   SC Johnson & Son, Inc. (a)                            4.35         9/30/2044            10,082
                                                                                                -----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
    20,000   Costco Wholesale Corp.                                1.70        12/15/2019            19,563
                                                                                                -----------
             PACKAGED FOODS & MEAT (0.4%)
     3,950   H.J. Heinz Co. (b)                                    3.50         6/05/2020             3,933
    10,000   J.M. Smucker Co.                                      3.50        10/15/2021            10,404
    10,000   Kraft Foods Group, Inc.                               3.50         6/06/2022            10,252
                                                                                                -----------
                                                                                                     24,589
                                                                                                -----------
             PERSONAL PRODUCTS (0.0%)
     1,951   Prestige Brands, Inc. (b)                             4.13         1/31/2019             1,953
                                                                                                -----------
             SOFT DRINKS (0.2%)
     5,000   PepsiCo, Inc.                                         7.90        11/01/2018             6,153
     5,000   PepsiCo, Inc.                                         4.25        10/22/2044             4,999
                                                                                                -----------
                                                                                                     11,152
                                                                                                -----------
             TOBACCO (0.1%)
     5,000   Lorillard Tobacco Co.                                 2.30         8/21/2017             5,060
                                                                                                -----------
             Total Consumer Staples                                                                 101,583
                                                                                                -----------
             ENERGY (6.2%)
             -------------
             COAL & CONSUMABLE FUELS (0.2%)
     5,000   Peabody Energy Corp.                                  6.00        11/15/2018             4,863
     4,000   Peabody Energy Corp.                                  6.50         9/15/2020             3,830
                                                                                                -----------
                                                                                                      8,693
                                                                                                -----------
             INTEGRATED OIL & GAS (0.1%)
     5,000   Hess Corp.                                            8.13         2/15/2019             6,135
                                                                                                -----------
             OIL & GAS DRILLING (0.6%)
     3,000   Nabors Industries, Inc.                               9.25         1/15/2019             3,752
     7,000   Nabors Industries, Inc.                               4.63         9/15/2021             7,395
    10,000   Noble Holding International Ltd.                      4.90         8/01/2020            10,346
     5,000   Rowan Companies, Inc.                                 7.88         8/01/2019             6,024
     5,000   Rowan Companies, Inc.                                 4.88         6/01/2022             5,140
                                                                                                -----------
                                                                                                     32,657
                                                                                                -----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     5,000   Baker Hughes, Inc.                                    7.50        11/15/2018             6,051
     5,000   Weatherford Bermuda                                   9.63         3/01/2019             6,395
     5,000   Weatherford Bermuda                                   4.50         4/15/2022             5,149
                                                                                                -----------
                                                                                                     17,595
                                                                                                -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     5,000   Anadarko Petroleum Corp.                              5.95         9/15/2016             5,436
     2,000   California Resources Corp. (a)                        5.00         1/15/2020             2,035
     5,000   Chesapeake Energy Corp.                               3.48(c)      4/15/2019             5,016
    10,000   Chesapeake Energy Corp.                               6.13         2/15/2021            11,150
     5,000   Denbury Resources, Inc.                               4.63         7/15/2023             4,644
     4,000   EQT Corp.                                             8.13         6/01/2019             4,919
     2,000   Forest Oil Corp.                                      7.25         6/15/2019             1,940
     3,000   Newfield Exploration Co.                              5.75         1/30/2022             3,262
     6,730   Newfield Exploration Co.                              5.63         7/01/2024             7,268
     5,000   Noble Energy, Inc.                                    8.25         3/01/2019             6,167
     5,000   QEP Resources, Inc.                                   6.88         3/01/2021             5,400

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    5,000   Samson Investment Co. (b)                             5.00%        9/25/2018       $     4,645
     5,000   WPX Energy, Inc.                                      5.25         1/15/2017             5,250
                                                                                                -----------
                                                                                                     67,132
                                                                                                -----------
             OIL & GAS REFINING & MARKETING (0.3%)
    10,000   Marathon Petroleum Corp.                              4.75         9/15/2044            10,102
     5,000   Valero Energy Corp. (d)                               9.38         3/15/2019             6,384
                                                                                                -----------
                                                                                                     16,486
                                                                                                -----------
             OIL & GAS STORAGE & TRANSPORTATION (3.5%)
    10,000   Buckeye Partners LP                                   5.60        10/15/2044             9,947
    10,000   Buckeye Partners, LP                                  2.65        11/15/2018             9,999
    15,000   DCP Midstream, LLC (a)                                5.85         5/21/2043            14,887
     4,000   Enbridge Energy Partners, LP                          8.05        10/01/2077             4,525
     3,000   Energy Transfer Partners, LP                          9.00         4/15/2019             3,767
     7,000   Energy Transfer Partners, LP                          5.20         2/01/2022             7,671
    20,010   Energy Transfer Partners, LP                          3.25(c)     11/01/2066            18,834
    10,000   Enterprise Products Operating, LLC (d)                6.30         9/15/2017            11,385
     5,000   Enterprise Products Operating, LLC                    3.90         2/15/2024             5,156
     5,000   Enterprise Products Operating, LLC                    7.03         1/15/2068             5,567
     5,000   NGPL PipeCo, LLC (a)                                  7.12        12/15/2017             5,037
    10,000   NuStar Logistics, LP                                  8.15         4/15/2018            11,350
     5,000   ONEOK Partners, LP                                    8.63         3/01/2019             6,197
     5,000   Plains All American Pipeline, LP                      6.50         5/01/2018             5,754
     3,000   Plains All American Pipeline, LP                      8.75         5/01/2019             3,804
     5,000   Questar Pipeline Co.                                  5.83         2/01/2018             5,584
     7,000   Regency Energy Partners                               4.50        11/01/2023             6,982
    10,000   Sabine Pass LNG, LP                                   7.50        11/30/2016            10,775
     1,000   Targa Resources Partners, LP (a)                      4.13        11/15/2019             1,018
    10,000   TC PipeLines, LP                                      4.65         6/15/2021            10,660
    10,000   Western Gas Partners, LP                              5.38         6/01/2021            11,194
    15,000   Williams Companies, Inc.                              4.55         6/24/2024            14,724
                                                                                                -----------
                                                                                                    184,817
                                                                                                -----------
             Total Energy                                                                           333,515
                                                                                                -----------
             FINANCIALS (16.8%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (1.2%)
    10,000   Ares Capital Corp.                                    4.88        11/30/2018            10,543
     5,000   Bank of New York Mellon                               2.40         1/17/2017             5,144
    10,000   Bank of New York Mellon                               1.30         1/25/2018             9,899
    10,000   Prospect Capital Corp.                                5.00         7/15/2019            10,329
    32,450   State Street Capital Trust IV                         1.23(c)      6/01/2077            27,826
                                                                                                -----------
                                                                                                     63,741
                                                                                                -----------
             CONSUMER FINANCE (0.5%)
     3,000   Ally Financial, Inc.                                  4.63         6/26/2015             3,069
     5,000   Capital One Bank USA, N.A.                            3.38         2/15/2023             4,961
     5,000   Capital One Financial Corp.                           4.75         7/15/2021             5,512
    10,000   Capital One Financial Corp.                           3.75         4/24/2024            10,147
                                                                                                -----------
                                                                                                     23,689
                                                                                                -----------
             DIVERSIFIED BANKS (1.2%)
     6,000   Bank of America Corp.                                 8.00                 -(e)          6,488
     9,000   Bank of America Corp.                                 4.00         4/01/2024             9,310
    10,000   Bank of America Corp.                                 4.20         8/26/2024            10,084
    10,000   Citigroup, Inc.                                       4.45         1/10/2017            10,651
     7,000   HSBC USA, Inc.                                        2.38         2/13/2015             7,039
     3,000   JPMorgan Chase & Co.                                  7.90                 -(e)          3,266
     5,000   JPMorgan Chase Capital XXI                            1.18(c)      1/15/2087             4,250
    15,000   USB Realty Corp. (a)                                  1.38(c)              -(e)         13,875
                                                                                                -----------
                                                                                                     64,963
                                                                                                -----------
             INVESTMENT BANKING & BROKERAGE (0.2%)
    10,000   Morgan Stanley                                        4.88        11/01/2022            10,667
                                                                                                -----------

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3  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             LIFE & HEALTH INSURANCE (2.2%)
$   10,000   Forethought Financial Group (a)                       8.63%        4/15/2021       $    11,426
    10,000   Lincoln National Corp.                                4.20         3/15/2022            10,644
     8,000   Lincoln National Corp.                                7.00         5/17/2066             8,240
    10,000   Metlife, Inc.                                         4.13         8/13/2042             9,764
    10,000   New York Life Global Funding (a)                      1.30         1/12/2015            10,019
     4,000   Ohio National Financial Services, Inc. (a)            6.38         4/30/2020             4,619
     5,000   Ohio National Financial Services, Inc. (a)            6.63         5/01/2031             5,974
    10,000   Primerica, Inc.                                       4.75         7/15/2022            10,903
    10,000   Prudential Financial, Inc.                            5.63         6/15/2043            10,425
     5,000   Prudential Holdings, LLC (a)                          7.25        12/18/2023             6,201
    17,050   StanCorp Financial Group, Inc.                        5.00         8/15/2022            18,173
     5,625   StanCorp Financial Group, Inc.                        6.90         6/01/2067             5,836
     5,000   TIAA Asset Management Finance Co., LLC (a)            4.13        11/01/2024             5,037
                                                                                                -----------
                                                                                                    117,261
                                                                                                -----------
             MULTI-LINE INSURANCE (1.3%)
    17,500   Genworth Holdings, Inc.                               6.15        11/15/2066            15,006
    16,000   Glen Meadow Pass-Through Trust (a)                    6.51         2/12/2067            15,820
     5,000   HCC Insurance Holdings, Inc.                          6.30        11/15/2019             5,813
    10,000   Loews Corp.                                           2.63         5/15/2023             9,534
    10,000   MassMutual Global Funding II (a)                      3.60         4/09/2024            10,361
    14,505   Nationwide Mutual Insurance Co. (a)                   5.81(c)     12/15/2024            14,523
                                                                                                -----------
                                                                                                     71,057
                                                                                                -----------
             MULTI-SECTOR HOLDINGS (0.4%)
     7,000   Berkshire Hathaway Finance Corp.                      4.85         1/15/2015             7,061
    10,000   Berkshire Hathaway Finance Corp.                      1.30         5/15/2018             9,910
     5,000   Lubrizol Corp.                                        8.88         2/01/2019             6,329
                                                                                                -----------
                                                                                                     23,300
                                                                                                -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
     5,000   Bank of America, N.A.                                 6.10         6/15/2017             5,550
    15,000   General Electric Capital Corp./LJ VP Holdings,
                LLC (a)                                            3.80         6/18/2019            15,958
     5,000   General Electric Capital Corp.                        6.25                 -(e)          5,494
     9,000   General Electric Capital Corp.                        6.38        11/15/2067             9,630
     5,000   Icahn Enterprises, LP                                 3.50         3/15/2017             4,987
     2,610   JPMorgan Chase Bank N.A.                              6.00        10/01/2017             2,925
     6,500   Washington Aircraft 1 Co. Ltd.                        2.64         9/15/2026             6,539
                                                                                                -----------
                                                                                                     51,083
                                                                                                -----------
             PROPERTY & CASUALTY INSURANCE (2.2%)
    15,000   ACE INA Holdings, Inc.                                3.35         5/15/2024            15,134
     2,000   Allstate Corp.                                        6.13         5/15/2067             2,137
     5,000   Allstate Corp.                                        5.75         8/15/2053             5,328
    10,000   AmTrust Financial Services, Inc.                      6.13         8/15/2023            10,490
     1,000   Assured Guaranty U.S. Holdings, Inc.                  6.40        12/15/2066               940
    20,050   Chubb Corp.                                           6.38         3/29/2067            21,955
    10,000   Ironshore Holdings, Inc. (a)                          8.50         5/15/2020            12,056
    19,300   Oil Insurance Ltd. (a)                                3.22(c)              -(e)         18,063
    10,000   ProAssurance Corp.                                    5.30        11/15/2023            10,894
    14,538   Progressive Corp.                                     6.70         6/15/2067            16,028
     5,000   Travelers Companies, Inc.                             6.25         3/15/2067             5,444
                                                                                                -----------
                                                                                                    118,469
                                                                                                -----------
             REGIONAL BANKS (2.1%)
     5,000   AmSouth Bancorp.                                      6.75        11/01/2025             5,885
    15,000   Citizens Financial Group, Inc. (a)                    4.15         9/28/2022            15,156
    10,000   Cullen/Frost Capital Trust II                         1.78(c)      3/01/2034             8,775
     5,000   Fifth Third Bancorp                                   2.30         3/01/2019             5,017
     3,500   First Maryland Capital Trust I                        1.23(c)      1/15/2027             3,220
    10,000   First Niagara Financial Group, Inc.                   7.25        12/15/2021            11,542

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$   10,000   First Republic Bank                                   2.38%        6/17/2019       $    10,056
    10,000   MUFG Union Bank, N.A.                                 2.25         5/06/2019             9,963
     7,000   PNC Bank N.A.                                         4.20        11/01/2025             7,418
     3,000   PNC Financial Services                                2.85        11/09/2022             2,947
     6,021   Susquehanna Bancshares, Inc.                          5.38         8/15/2022             6,422
    10,000   TCF National Bank                                     6.25         6/08/2022            10,778
     5,000   Webster Financial Corp.                               4.38         2/15/2024             5,118
                                                                                                -----------
                                                                                                    112,766
                                                                                                -----------
             REINSURANCE (0.2%)
    10,000   Alterra Finance, LLC                                  6.25         9/30/2020            11,626
                                                                                                -----------
             REITs - DIVERSIFIED (0.3%)
     5,000   Liberty Property, LP                                  6.63        10/01/2017             5,659
    10,000   Washington REIT                                       3.95        10/15/2022            10,030
                                                                                                -----------
                                                                                                     15,689
                                                                                                -----------
             REITs - HEALTH CARE (0.5%)
     5,000   Aviv Healthcare Properties, LP                        7.75         2/15/2019             5,269
    10,000   Health Care REIT, Inc.                                6.13         4/15/2020            11,595
    10,000   Ventas Realty, LP                                     4.00         4/30/2019            10,689
                                                                                                -----------
                                                                                                     27,553
                                                                                                -----------
             REITs - INDUSTRIAL (0.1%)
     5,000   ProLogis, LP                                          7.38        10/30/2019             6,101
                                                                                                -----------
             REITs - OFFICE (1.4%)
     5,000   Alexandria Real Estate Equities, Inc.                 4.60         4/01/2022             5,282
    10,000   ARC Properties Operating Partnership, LP/Clark
                Acquisition, LLC                                   3.00         2/06/2019             9,639
     5,000   BioMed Realty, LP                                     3.85         4/15/2016             5,200
     5,000   BioMed Realty, LP                                     6.13         4/15/2020             5,724
     8,034   Boston Properties, LP                                 3.70        11/15/2018             8,528
    10,000   Boston Properties, LP                                 5.88        10/15/2019            11,549
    10,000   Boston Properties, LP                                 3.85         2/01/2023            10,316
    10,000   Columbia Property Trust Operating Partnership, LP     5.88         4/01/2018            10,540
     5,000   Equity Commonwealth                                   5.75        11/01/2015             5,102
     3,000   Mack-Cali Realty, LP                                  7.75         8/15/2019             3,585
                                                                                                -----------
                                                                                                     75,465
                                                                                                -----------
             REITs - RESIDENTIAL (0.3%)
     5,000   AvalonBay Communities, Inc.                           3.63        10/01/2020             5,219
     7,000   UDR, Inc.                                             4.63         1/10/2022             7,564
                                                                                                -----------
                                                                                                     12,783
                                                                                                -----------
             REITs - RETAIL (0.8%)
     3,000   Federal Realty Investment Trust                       5.90         4/01/2020             3,495
     7,000   Federal Realty Investment Trust                       3.00         8/01/2022             6,926
    10,000   Federal Realty Investment Trust                       2.75         6/01/2023             9,560
     5,000   National Retail Properties, Inc.                      6.88        10/15/2017             5,733
     5,000   Realty Income Corp.                                   4.13        10/15/2026             5,093
     2,000   Regency Centers, LP                                   6.00         6/15/2020             2,322
    10,000   Simon Property Group, LP                              4.13        12/01/2021            10,860
                                                                                                -----------
                                                                                                     43,989
                                                                                                -----------
             REITs - SPECIALIZED (0.3%)
    10,000   Crown Castle International Corp.                      5.25         1/15/2023            10,287
     4,000   EPR Properties                                        7.75         7/15/2020             4,852
                                                                                                -----------
                                                                                                     15,139
                                                                                                -----------
             SPECIALIZED FINANCE (0.2%)
    10,000   National Rural Utilities Cooperative Finance
                Corp.                                              4.75         4/30/2043             9,928
                                                                                                -----------

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5  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             THRIFTS & MORTGAGE FINANCE (0.4%)
$    5,000   Chittenden Corp.                                      0.92%(c)     2/14/2017       $     4,967
    17,685   People's United Financial, Inc.                       3.65        12/06/2022            17,890
                                                                                                -----------
                                                                                                     22,857
                                                                                                -----------
             Total Financials                                                                       898,126
                                                                                                -----------
             HEALTH CARE (1.8%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    10,000   Covidien International Finance S.A.                   2.95         6/15/2023             9,729
                                                                                                -----------
             HEALTH CARE FACILITIES (0.4%)
     5,000   HCA, Inc.                                             5.00         3/15/2024             5,169
    15,000   HCA, Inc.                                             5.25         4/15/2025            15,562
                                                                                                -----------
                                                                                                     20,731
                                                                                                -----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
    10,065   Thermo Fisher Scientific                              3.60         8/15/2021            10,430
                                                                                                -----------
             PHARMACEUTICALS (1.0%)
    15,000   Abbvie, Inc.                                          1.75        11/06/2017            15,053
    10,000   Genentech, Inc.                                       4.75         7/15/2015            10,304
    20,000   Mallinckrodt International Finance S.A.               4.75         4/15/2023            19,250
     8,528   Valeant Pharmaceuticals International, Inc. (b)       3.50         2/13/2019             8,475
                                                                                                -----------
                                                                                                     53,082
                                                                                                -----------
             Total Health Care                                                                       93,972
                                                                                                -----------
             INDUSTRIALS (4.8%)
             ------------------
             AIRLINES (2.2%)
    22,954   Air Canada Pass-Through Trust (a)                     4.13        11/15/2026            23,069
     1,786   America West Airlines, Inc. Pass-Through Trust        6.87         7/02/2018             1,857
     5,241   American Airlines, Inc. Pass-Through Trust            7.38        11/23/2017             5,398
    10,000   American Airlines, Inc. Pass-Through Trust            3.70         4/01/2028             9,963
     3,732   Continental Airlines, Inc. Pass-Through Trust         9.00         1/08/2018             4,142
       991   Continental Airlines, Inc. Pass-Through Trust         7.88         1/02/2020             1,058
     2,718   Continental Airlines, Inc. Pass-Through Trust         5.50         4/29/2022             2,874
     9,262   Continental Airlines, Inc. Pass-Through Trust         4.15        10/11/2025             9,378
     4,734   Continental Airlines, Inc. Pass-Through Trust         4.00         4/29/2026             4,757
    17,515   Hawaiian Airlines, Inc. Pass-Through Trust            3.90         1/15/2026            17,252
     5,000   United Airlines, Inc. Pass-Through Trust              4.30         2/15/2027             5,163
    20,000   United Airlines, Inc. Pass-Through Trust              3.75         3/03/2028            20,250
     3,870   US Airways Group, Inc. Pass-Through Trust             6.25        10/22/2024             4,325
    10,000   US Airways Group, Inc. Pass-Through Trust             3.95         5/15/2027            10,075
                                                                                                -----------
                                                                                                    119,561
                                                                                                -----------
             CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
    10,000   Caterpillar Financial Services, Corp.                 1.25        11/06/2017             9,933
    10,000   CNH Industrial Capital, LLC                           3.88        11/01/2015            10,175
     6,500   CNH Industrial Capital, LLC (a)                       3.38         7/15/2019             6,354
     5,025   Terex Corp. (b)                                       3.50         8/13/2021             5,008
                                                                                                -----------
                                                                                                     31,470
                                                                                                -----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
    15,000   Eaton Corp.                                           2.75        11/02/2022            14,605
                                                                                                -----------
             INDUSTRIAL CONGLOMERATES (0.2%)
    10,000   Danaher Corp. (d)                                     5.63         1/15/2018            11,277
                                                                                                -----------
             INDUSTRIAL MACHINERY (0.3%)
     5,000   Hillenbrand, Inc.                                     5.50         7/15/2020             5,461
     1,500   Ingersoll-Rand Co.                                    9.00         8/15/2021             1,933
     1,500   SPX Corp.                                             6.88         9/01/2017             1,646
     5,000   Stanley Black & Decker, Inc.                          5.75        12/15/2053             5,413
                                                                                                -----------
                                                                                                     14,453
                                                                                                -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             RAILROADS (0.6%)
$    8,000   Burlington Northern Santa Fe, LLC                     3.75%        4/01/2024       $     8,267
    10,000   TTX Co. (a)                                           5.40         2/15/2016            10,445
     5,000   TTX Co. (a)                                           4.15         1/15/2024             5,290
     5,000   Union Pacific Corp.                                   7.88         1/15/2019             6,105
                                                                                                -----------
                                                                                                     30,107
                                                                                                -----------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
    10,000   ILFC E-Capital Trust I (a)                            4.84(c)     12/21/2065             9,500
    10,000   United Rentals North America, Inc.                    5.75         7/15/2018            10,525
     4,000   United Rentals North America, Inc.                    6.13         6/15/2023             4,325
                                                                                                -----------
                                                                                                     24,350
                                                                                                -----------
             TRUCKING (0.2%)
     5,000   J.B. Hunt Transport Services, Inc.                    3.85         3/15/2024             5,203
     5,000   Penske Truck Leasing Co., LP / PTL Finance
                Corp. (a)                                          3.38         3/15/2018             5,223
                                                                                                -----------
                                                                                                     10,426
                                                                                                -----------
             Total Industrials                                                                      256,249
                                                                                                -----------
             INFORMATION TECHNOLOGY (0.6%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.2%)
     5,000   Cisco Systems, Inc.                                   2.90         3/04/2021             5,132
     5,000   Harris Corp.                                          5.95        12/01/2017             5,645
                                                                                                -----------
                                                                                                     10,777
                                                                                                -----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     5,000   FLIR Systems, Inc.                                    3.75         9/01/2016             5,224
                                                                                                -----------
             HOME ENTERTAINMENT SOFTWARE (0.1%)
     4,238   Activision Blizzard, Inc. (b)                         3.25        10/12/2020             4,243
                                                                                                -----------
             IT CONSULTING & OTHER SERVICES (0.1%)
     5,000   IBM Corp.                                             7.63        10/15/2018             6,080
                                                                                                -----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.1%)
     4,950   Dell International, LLC (b)                           4.50         4/29/2020             4,964
                                                                                                -----------
             Total Information Technology                                                            31,288
                                                                                                -----------
             MATERIALS (2.5%)
             ----------------
             ALUMINUM (0.3%)
    15,000   Alcoa, Inc.                                           5.13        10/01/2024            15,866
                                                                                                -----------
             CONSTRUCTION MATERIALS (0.2%)
    10,000   CRH America, Inc.                                     6.00         9/30/2016            10,894
                                                                                                -----------
             DIVERSIFIED CHEMICALS (0.7%)
    20,000   Dow Chemical Co.                                      4.25        10/01/2034            19,421
    10,000   E.I. du Pont de Nemours & Co.                         2.80         2/15/2023             9,804
     5,000   E.I. du Pont de Nemours & Co.                         4.90         1/15/2041             5,398
                                                                                                -----------
                                                                                                     34,623
                                                                                                -----------
             METAL & GLASS CONTAINERS (0.3%)
     3,000   Ball Corp.                                            5.00         3/15/2022             3,158
     3,883   Greif, Inc.                                           6.75         2/01/2017             4,232
     9,826   Reynolds Group Holdings, Inc. (b)                     4.00        12/01/2018             9,786
                                                                                                -----------
                                                                                                     17,176
                                                                                                -----------
             PAPER PACKAGING (0.1%)
     5,000   Sealed Air Corp. (a)                                  6.88         7/15/2033             5,250
                                                                                                -----------
             PAPER PRODUCTS (0.1%)
     5,000   Mercer International, Inc.                            9.50        12/01/2017             5,275
                                                                                                -----------

================================================================================

7  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.4%)
$    5,000   Cytec Industries, Inc.                                8.95%        7/01/2017       $     5,927
    15,000   RPM International, Inc. (d)                           6.13        10/15/2019            17,185
                                                                                                -----------
                                                                                                     23,112
                                                                                                -----------
             STEEL (0.4%)
     5,000   Allegheny Ludlum Corp.                                6.95        12/15/2025             5,572
     5,000   Allegheny Technologies, Inc.                          9.38         6/01/2019             6,058
    10,000   Allegheny Technologies, Inc.                          5.95         1/15/2021            10,519
                                                                                                -----------
                                                                                                     22,149
                                                                                                -----------
             Total Materials                                                                        134,345
                                                                                                -----------
             TELECOMMUNICATION SERVICES (1.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    10,000   Centel Capital Corp.                                  9.00        10/15/2019            12,076
    10,000   CenturyLink, Inc.                                     5.80         3/15/2022            10,650
     2,000   CenturyLink, Inc.                                     6.75        12/01/2023             2,228
     8,409   Frontier Communications Corp.                         7.88         1/15/2027             8,787
     5,000   Qwest Corp.                                           6.75        12/01/2021             5,760
    15,000   Verizon Communications, Inc.                          4.50         9/15/2020            16,299
    10,000   Verizon Communications, Inc.                          4.40        11/01/2034             9,797
                                                                                                -----------
                                                                                                     65,597
                                                                                                -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     2,222   Cellco Partnership/Verizon Wireless                   8.50        11/15/2018             2,774
     5,000   Grain Spectrum Funding II (a)                         3.29        10/10/2034             5,034
                                                                                                -----------
                                                                                                      7,808
                                                                                                -----------
             Total Telecommunication Services                                                        73,405
                                                                                                -----------
             UTILITIES (4.9%)
             ----------------
             ELECTRIC UTILITIES (2.1%)
     5,000   Atlantic City Electric Co.                            3.38         9/01/2024             5,029
     5,000   Cleveland Electric Illuminating Co.                   8.88        11/15/2018             6,266
     3,500   Duquesne Light Holdings, Inc. (a)                     5.90        12/01/2021             4,057
     4,000   Entergy Arkansas, Inc.                                3.05         6/01/2023             3,978
       649   FPL Energy American Wind, LLC (a)                     6.64         6/20/2023               642
    10,000   IPALCO Enterprises, Inc.                              5.00         5/01/2018            10,650
    10,000   Monongahela Power Co. (a)                             4.10         4/15/2024            10,649
     5,000   Nevada Power Co.                                      7.13         3/15/2019             6,011
     4,000   NextEra Energy Capital Holdings, Inc.                 6.65         6/15/2067             4,062
     5,000   NextEra Energy Capital Holdings, Inc.                 7.30         9/01/2067             5,413
     5,000   Oglethorpe Power Corp.                                6.10         3/15/2019             5,779
    20,000   PPL Capital Funding, Inc.                             6.70         3/30/2067            20,286
     5,000   South Carolina Electric & Gas Co.                     5.30         5/15/2033             5,784
    10,000   Southern California Edison Co.                        6.25                 -(e)         11,058
     3,515   Tri-State General & Transport Association
                Pass-Through Trust (a)                             6.04         1/31/2018             3,673
    10,000   Tri-State Generation & Transmission
                Association, Inc. (a)                              4.70        11/01/2044            10,154
                                                                                                -----------
                                                                                                    113,491
                                                                                                -----------
             GAS UTILITIES (1.0%)
     8,000   AGL Capital Corp.                                     6.38         7/15/2016             8,687
     4,000   Atmos Energy Corp.                                    8.50         3/15/2019             5,032
    10,000   Atmos Energy Corp.                                    4.13        10/15/2044            10,059
    10,000   Florida Gas Transmission Co. (a)                      5.45         7/15/2020            11,326
    10,000   National Fuel Gas Co.                                 4.90        12/01/2021            10,815
     5,000   Southern Star Central Gas Pipeline, Inc. (a)          6.00         6/01/2016             5,295
                                                                                                -----------
                                                                                                     51,214
                                                                                                -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
     2,500   AES Corp.                                             3.23(c)      6/01/2019             2,493

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    5,000   AES Corp.                                             4.88%        5/15/2023       $     5,012
                                                                                                -----------
                                                                                                      7,505
                                                                                                -----------
             MULTI-UTILITIES (1.5%)
     5,000   Ameren Illinois Co.                                   9.75        11/15/2018             6,473
     5,000   Black Hills Corp.                                     5.88         7/15/2020             5,754
    10,000   Black Hills Corp.                                     4.25        11/30/2023            10,630
    12,387   Integrys Energy Group, Inc.                           6.11        12/01/2066            12,610
     5,000   Nisource Finance Corp.                               10.75         3/15/2016             5,562
     5,000   Northwestern Corp.                                    6.34         4/01/2019             5,860
    10,000   Puget Sound Energy, Inc.                              6.97         6/01/2067            10,411
    20,000   Wisconsin Energy Corp.                                6.25         5/15/2067            20,362
                                                                                                -----------
                                                                                                     77,662
                                                                                                -----------
             WATER UTILITIES (0.2%)
    10,000   Aquarion Co., Inc. (a)                                4.00         8/15/2024             9,837
                                                                                                -----------
             Total Utilities                                                                        259,709
                                                                                                -----------
             Total Corporate Obligations (cost: $2,171,233)                                       2,292,231
                                                                                                -----------
             EURODOLLAR AND YANKEE OBLIGATIONS (14.9%)

             CONSUMER DISCRETIONARY (0.7%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.5%)
    10,000   American Honda Finance Corp. (a)                      7.63        10/01/2018            12,141
     5,000   Daimler Finance N.A., LLC (a)                         1.65         4/10/2015             5,026
     5,000   Daimler Finance N.A., LLC (a)                         1.88         1/11/2018             5,021
     5,000   Daimler Finance N.A., LLC (a)                         2.25         7/31/2019             4,997
                                                                                                -----------
                                                                                                     27,185
                                                                                                -----------
             PUBLISHING (0.2%)
    10,000   Pearson Funding Four plc (a)                          3.75         5/08/2022            10,095
                                                                                                -----------
             Total Consumer Discretionary                                                            37,280
                                                                                                -----------
             CONSUMER STAPLES (0.5%)
             -----------------------
             DISTILLERS & VINTNERS (0.2%)
    10,000   Pernod Ricard S.A. (a)                                4.25         7/15/2022            10,498
                                                                                                -----------
             PACKAGED FOODS & MEAT (0.3%)
     4,712   JBS S.A.                                             10.50         8/04/2016             5,372
    10,000   Kerry Group Financial Services (a)                    3.20         4/09/2023             9,708
                                                                                                -----------
                                                                                                     15,080
                                                                                                -----------
             Total Consumer Staples                                                                  25,578
                                                                                                -----------
             ENERGY (1.3%)
             -------------
             INTEGRATED OIL & GAS (0.6%)
    10,000   BP Capital Markets plc                                1.63         8/17/2017            10,043
     4,000   Husky Energy, Inc.                                    7.25        12/15/2019             4,845
    10,000   Petrobras Global Finance B.V.                         3.00         1/15/2019             9,772
    10,000   Shell International Finance B.V.                      3.63         8/21/2042             9,302
                                                                                                -----------
                                                                                                     33,962
                                                                                                -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     3,500   Talisman Energy, Inc.                                 7.75         6/01/2019             4,151
    10,000   Woodside Finance Ltd. (a)                             8.75         3/01/2019            12,557
                                                                                                -----------
                                                                                                     16,708
                                                                                                -----------
             OIL & GAS REFINING & MARKETING (0.1%)
     5,000   GS Caltex Corp. (a)                                   5.50        10/15/2015             5,213
                                                                                                -----------

================================================================================

9   | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
$   14,124   TransCanada Pipelines Ltd.                            6.35%        5/15/2067       $    14,300
                                                                                                -----------
             Total Energy                                                                            70,183
                                                                                                -----------
             FINANCIALS (6.9%)
             -----------------
             DIVERSIFIED BANKS (4.2%)
     5,000   Abbey National Treasury Services plc                  4.00         3/13/2024             5,176
     6,000   Banco Santander Chile (a)                             5.38        12/09/2014             6,022
     4,000   Banco Santander Chile (a)                             1.13(c)      4/11/2017             3,983
    10,000   Bank of Montreal (a)                                  2.85         6/09/2015            10,150
    10,000   Bank of Montreal                                      2.50         1/11/2017            10,308
    10,000   Bank of Nova Scotia                                   1.85         1/12/2015            10,030
     5,000   Barclays Bank plc (a)                                 6.05        12/04/2017             5,548
    10,000   BBVA Bancomer S.A. Texas Agency (a)                   4.38         4/10/2024            10,225
     5,000   BNP Paribas (a)                                       7.20                 -(e)          5,778
     4,349   Canadian Imperial Bank of Commerce(a)                 7.26         4/10/2032             5,235
     5,000   Caribbean Development Bank (a)                        4.38        11/09/2027             5,070
    10,000   Commonwealth Bank of Australia                        1.95         3/16/2015            10,060
    15,000   DNB Bank ASA (a)                                      3.20         4/03/2017            15,686
    10,000   DNB Boligkreditt AS (a)                               2.90         3/29/2017            10,306
     5,000   HBOS plc (a)                                          6.75         5/21/2018             5,624
    25,000   HSBC Bank plc                                         0.69(c)             -(e)          17,031
     5,000   National Australia Bank Ltd.                          2.00         3/09/2015             5,030
     5,000   National Australia Bank Ltd.                          3.00         1/20/2023             4,949
     5,000   Nordea Bank AB (a)                                    2.25         3/20/2015             5,037
    10,000   Rabobank Nederland                                    3.38         1/19/2017            10,506
    10,000   Rabobank Nederland                                    3.88         2/08/2022            10,550
    10,000   Rabobank Nederland                                    3.95        11/09/2022            10,182
     5,000   Royal Bank of Scotland Group plc                      6.13        12/15/2022             5,421
    10,000   Santander UK plc (a)                                  5.00        11/07/2023            10,619
     4,355   Standard Chartered Bank (a)                           6.40         9/26/2017             4,904
    10,000   Swedbank AB (a)                                       1.75         3/12/2018            10,001
    10,000   Westpac Banking Corp. (a)                             2.45        11/28/2016            10,300
                                                                                                -----------
                                                                                                    223,731
                                                                                                -----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
     4,000   Credit Suisse Guernsey (a)                            1.63         3/06/2015             4,017
    10,000   UBS AG London (a)                                     1.88         1/23/2015            10,032
                                                                                                -----------
                                                                                                     14,049
                                                                                                -----------
             LIFE & HEALTH INSURANCE (0.2%)
    10,000   Great-West Life & Annuity Insurance Capital,
                LP (a)                                             7.15         5/16/2046            10,400
                                                                                                -----------
             MULTI-LINE INSURANCE (0.4%)
    19,072   ZFS Finance USA Trust II (a)                          6.45        12/15/2065            20,407
                                                                                                -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.8%)
    15,000   ING Bank N.V. (a)                                     3.75         3/07/2017            15,809
     3,000   ING Bank N.V.                                         4.13        11/21/2023             3,078
     5,000   ING Capital Funding Trust III                         3.83(c)              -(e)          5,012
    20,000   KFW                                                   0.30(c)      3/13/2015            20,009
                                                                                                -----------
                                                                                                     43,908
                                                                                                -----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    20,000   QBE Capital Funding III Ltd. (a)                      7.25         5/24/2041            21,728
     5,000   XL Group plc                                          6.50                 -(e)          4,810
                                                                                                -----------
                                                                                                     26,538
                                                                                                -----------
             REGIONAL BANKS (0.0%)
     5,000   Kaupthing Bank hf, acquired 6/22/2006;
                cost $4,942(a),(f),(g),(h)                         7.13         5/19/2016                --
                                                                                                -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             REINSURANCE (0.3%)
$   15,000   Swiss Re Capital I, LP (a)                            6.85%                -(e)    $    15,806
                                                                                                -----------
             REITs - RESIDENTIAL (0.1%)
     5,000   Deutsche Annington Finance BV (a)                     3.20        10/02/2017             5,147
                                                                                                -----------
             REITs - RETAIL (0.2%)
    10,000   WEA Finance, LLC/Westfield UK & Europe
                Finance plc (a)                                    3.75         9/17/2024            10,146
                                                                                                -----------
             Total Financials                                                                       370,132
                                                                                                -----------
             GOVERNMENT (0.3%)
             -----------------
             FOREIGN GOVERNMENT (0.3%)
    15,000   Region of Lombardy (d)                                5.80        10/25/2032            16,231
                                                                                                -----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
     2,888   Roche Holdings, Inc. (a)                              6.00         3/01/2019             3,340
                                                                                                -----------
                                                                                                      3,340
                                                                                                -----------
             INDUSTRIALS (1.7%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.3%)
    15,000   Sydney Airport Finance Co. Pty. Ltd. (a)              3.90         3/22/2023            15,438
                                                                                                -----------
             AIRLINES (0.6%)
    19,717   British Airways Pass-Through Trust (a)                4.63         6/20/2024            20,752
     4,344   Virgin Australia Trust (a)                            6.00         4/23/2022             4,496
     8,950   Virgin Australia Trust (a)                            5.00         4/23/2025             9,219
                                                                                                -----------
                                                                                                     34,467
                                                                                                -----------
             AIRPORT SERVICES (0.2%)
    10,000   Heathrow Funding Ltd. (a)                             4.88         7/15/2023            11,164
                                                                                                -----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    10,000   Hutchison Whampoa International Ltd. (a)              2.00        11/08/2017            10,092
     5,000   Hutchison Whampoa International Ltd. (a)              4.63         1/13/2022             5,395
    10,000   Hutchison Whampoa International Ltd. (a)              3.63        10/31/2024             9,954
     7,000   Smiths Group plc (a)                                  3.63        10/12/2022             6,986
                                                                                                -----------
                                                                                                     32,427
                                                                                                -----------
             Total Industrials                                                                       93,496
                                                                                                -----------
             MATERIALS (2.6%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    10,000   Braskem Finance Ltd.                                  6.45         2/03/2024            10,632
                                                                                                -----------
             CONSTRUCTION MATERIALS (0.2%)
    10,000   Holcim US Finance Sarl & Cie SCS (a)                  6.00        12/30/2019            11,560
     2,000   Lafarge SA (a)                                        6.20         7/09/2015             2,071
                                                                                                -----------
                                                                                                     13,631
                                                                                                -----------
             DIVERSIFIED METALS & MINING (0.7%)
     5,000   Anglo American Capital plc (a)                        2.63         9/27/2017             5,066
     2,034   Glencore Canada Corp.                                 5.38         6/01/2015             2,087
     3,000   Glencore Canada Corp.                                 6.00        10/15/2015             3,139
     5,000   Glencore Finance Canada Ltd. (a)                      2.85        11/10/2014             5,001
    10,000   Glencore Funding, LLC (a)                             2.50         1/15/2019             9,928
     5,000   Glencore Funding, LLC (a)                             4.13         5/30/2023             4,989
     5,000   Rio Tinto Finance (USA) Ltd.                          9.00         5/01/2019             6,460
                                                                                                -----------
                                                                                                     36,670
                                                                                                -----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
     8,000   Yara International ASA (a)                            5.25        12/15/2014             8,042

================================================================================

11   | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)(i)     SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    2,000   Yara International ASA (a)                            7.88%        6/11/2019       $     2,413
                                                                                                -----------
                                                                                                     10,455
                                                                                                -----------
             GOLD (0.8%)
    10,000   Barrick North America Finance, LLC                    6.80         9/15/2018            11,500
    20,000   Goldcorp, Inc.                                        3.70         3/15/2023            19,307
    10,000   Kinross Gold Corp. (a)                                5.95         3/15/2024             9,581
                                                                                                -----------
                                                                                                     40,388
                                                                                                -----------
             PRECIOUS METALS & MINERALS (0.2%)
    10,000   Fresnillo plc (a)                                     5.50        11/13/2023            10,567
                                                                                                -----------
             STEEL (0.3%)
    10,000   ArcelorMittal                                         6.75         2/25/2022            11,151
     5,000   Vale Overseas Ltd.                                    4.38         1/11/2022             5,103
                                                                                                -----------
                                                                                                     16,254
                                                                                                -----------
             Total Materials                                                                        138,597
                                                                                                -----------
             UTILITIES (0.8%)
             ----------------
             ELECTRIC UTILITIES (0.6%)
    30,000   Electricite De France S.A. (a),(d)                    5.25                 -(e)         31,200
                                                                                                -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    10,200   Transalta Corp.                                       6.65         5/15/2018            11,467
                                                                                                -----------
             Total Utilities                                                                         42,667
                                                                                                -----------
             Total Eurodollar and Yankee Obligations
                (cost: $762,848)                                                                    797,504
                                                                                                -----------
             FOREIGN GOVERNMENT OBLIGATIONS (0.6%)
CAD 15,000   Province of Alberta                                   2.55        12/15/2022            13,342
CAD 20,000   Province of Ontario                                   2.85         6/02/2023            17,857
                                                                                                -----------
             Total Foreign Government Obligations
                (cost: $34,608)                                                                      31,199
                                                                                                -----------
             ASSET-BACKED SECURITIES (3.0%)

             ASSET-BACKED FINANCING (3.0%)
     2,098   Access Group, Inc.                                    0.49(c)      4/25/2029             2,082
     2,491   ACS Pass Through Trust (a)                            0.46(c)      6/14/2037             2,435
    10,000   AESOP Funding II, LLC (a)                             3.41        11/20/2017            10,419
       551   AmeriCredit Automobile Receivables Trust              2.76         5/09/2016               551
     6,000   AmeriCredit Automobile Receivables Trust              4.20        11/08/2016             6,074
     1,007   Ari Fleet Lease Trust (a)                             0.70(c)      3/15/2020             1,007
     3,209   ARL First, LLC (a)                                    1.90(c)     12/15/2042             3,257
     6,349   Arran Residential Mortgages Funding plc (a)           1.68(c)     11/19/2047             6,414
    10,000   Babson CLO Ltd. (a)                                   1.66(c)     10/17/2026             9,928
     1,124   Centre Point Funding, LLC (a)                         5.43         7/20/2016             1,139
     1,274   CIT Equipment Collateral (a)                          1.69         8/22/2016             1,276
     5,000   Citibank Credit Card Issuance Trust                   5.10        11/20/2017             5,239
     2,000   Citibank Credit Card Issuance Trust                   5.35         2/07/2020             2,249
     5,000   Credit Acceptance Auto Loan Trust (a)                 2.29         4/15/2022             5,020
     7,000   Element Rail Leasing I, LLC (a)                       3.67         4/19/2044             7,156
       844   Enterprise Fleet Financing, LLC (a)                   1.14        11/20/2017               845
    10,000   Exeter Automobile Receivables Trust (a)               2.42         1/15/2019            10,006
     5,000   Exeter Automobile Receivables Trust (a)               2.17         5/15/2019             4,955
    10,000   First Investors Auto Owner Trust (a)                  0.86         8/15/2018            10,005
     6,959   Gracechurch Mortgage Financing plc (a)                1.78(c)     11/20/2056             6,988
     8,333   Hertz Vehicle Financing, LLC (a)                      5.93         3/25/2016             8,414
     2,348   Holmes Master Issuer plc (a)                          1.78(c)     10/15/2054             2,355
    20,000   Louisiana Environmental Facilities and
                Community Dev.                                     3.24         8/01/2028            20,276
     2,767   Rental Car Finance Corp. (a)                          4.38         2/25/2016             2,785
     5,000   SBA Tower Trust (a)                                   2.90        10/15/2044             5,025
     3,102   SLM Student Loan Trust                                0.78(c)     10/25/2038             2,849

================================================================================

                                                   Portfolio of Investments | 12

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    8,012   SLM Student Loan Trust                                0.46%(c)     1/25/2041       $     7,083
    10,000   Trip Rail Master Funding, LLC (a)                     4.09         4/15/2044            10,125
       563   Wheels SPV, LLC (a)                                   1.19         3/20/2021               564
     2,000   Wheels SPV, LLC (a)                                   1.53         3/20/2021             2,015
                                                                                                -----------
                                                                                                    158,536
                                                                                                -----------
             Total Asset-Backed Securities (cost: $155,456)                                         158,536
                                                                                                -----------

             COMMERCIAL MORTGAGE SECURITIES (9.1%)

             COMMERCIAL MORTGAGE-BACKED SECURITIES (8.5%)
     5,125   Banc of America Commercial Mortgage, Inc.             5.28        11/10/2042             5,177
     4,000   Banc of America Commercial Mortgage, Inc. (a)         5.34         7/10/2043             4,014
     5,000   Banc of America Commercial Mortgage, Inc.             5.85         7/10/2044             5,182
     1,925   Banc of America Commercial Mortgage, Inc.             5.71         5/10/2045             1,947
     7,000   Banc of America Commercial Mortgage, Inc.             5.14        10/10/2045             7,200
     8,000   Bear Stearns Commercial Mortgage Securities, Inc.     4.99         9/11/2042             8,188
     8,765   CD Commercial Mortgage Trust                          5.23         7/15/2044             8,974
     2,500   Citigroup Commercial Mortgage Trust                   3.62         7/10/2047             2,589
     4,000   Citigroup Commercial Mortgage Trust                   3.86         7/10/2047             4,116
    11,375   Commercial Mortgage Trust                             5.12         6/10/2044            11,566
     8,600   Commercial Mortgage Trust                             3.25        10/15/2045             8,652
     5,925   Commercial Mortgage Trust (a)                         3.42        10/15/2045             5,983
     6,000   Commercial Mortgage Trust                             2.77        12/10/2045             5,911
     4,000   Commercial Mortgage Trust                             3.61         6/10/2046             4,165
    10,000   Commercial Mortgage Trust                             5.35        12/10/2046            10,788
     7,500   Commercial Mortgage Trust                             4.08         8/10/2047             7,733
     3,000   Credit Suisse Commercial Mortgage Trust               5.46         2/15/2039             3,133
     6,750   Credit Suisse First Boston Mortgage Securities
                Corp.                                              0.41         4/15/2037             6,636
     8,700   Credit Suisse First Boston Mortgage Securities
                Corp.                                              5.10         8/15/2038             8,934
     7,690   Credit Suisse First Boston Mortgage Securities
                Corp.                                              5.23        12/15/2040             7,912
     5,000   GE Capital Commercial Mortgage Corp.                  5.27         3/10/2044             5,012
     4,000   GE Capital Commercial Mortgage Corp.                  5.07         7/10/2045             4,102
    10,000   GE Capital Commercial Mortgage Corp.                  5.61        12/10/2049            10,548
     7,000   GMAC Commercial Mortgage Securities, Inc.             5.29        11/10/2045             7,246
    10,000   GS Mortgage Securities Corp. II                       5.52         4/10/2038            10,292
     1,329   GS Mortgage Securities Corp. II                       5.77         8/10/2038             1,328
    10,264   GS Mortgage Securities Corp. II                       4.78         7/10/2039            10,369
     6,000   GS Mortgage Securities Corp. II                       3.21         5/10/2045             6,262
     5,000   GS Mortgage Securities Corp. II                       3.38         5/10/2045             5,182
    13,500   GS Mortgage Securities Trust                          5.55         4/10/2038            14,125
     5,000   GS Mortgage Securities Trust                          3.28         2/10/2046             5,003
     5,000   GS Mortgage Securities Trust (a)                      3.68         2/10/2046             5,043
     5,000   GS Mortgage Securities Trust                          4.24         8/10/2046             5,431
     5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   4.84         7/15/2042             5,097
     6,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.00        10/15/2042             6,167
     6,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.04        10/15/2042             6,110
     1,969   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.49         4/15/2043             1,986
     2,579   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.81         6/12/2043             2,729
    15,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (a)                               5.51        11/15/2043            16,725
    10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.24        12/15/2044            10,277
     1,940   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.86         4/15/2045             1,975

================================================================================

13  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    5,697   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   4.82%        5/15/2045       $     6,258
     5,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   5.48         5/15/2045             5,290
    10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                   4.27         6/15/2045            10,750
     9,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                   4.44         2/15/2047             9,683
    10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Trust                                   5.37         5/15/2047            10,412
     6,767   LB-UBS Commercial Mortgage Trust                      4.95         9/15/2030             6,867
     5,000   LB-UBS Commercial Mortgage Trust                      5.38        11/15/2038             5,355
     1,431   LB-UBS Commercial Mortgage Trust                      5.34         9/15/2039             1,455
     9,450   LB-UBS Commercial Mortgage Trust                      5.32        11/15/2040             9,756
       799   Merrill Lynch Mortgage Trust                          5.02         7/12/2038               803
    10,643   Merrill Lynch Mortgage Trust                          5.14         7/12/2038            10,927
     1,739   Morgan Stanley Capital I, Inc.                        5.80         8/12/2041             1,763
       467   Morgan Stanley Capital I, Inc.                        5.17         1/14/2042               467
     8,499   Morgan Stanley Capital I, Inc.                        5.37        12/15/2043             9,056
     2,750   Morgan Stanley Capital I, Inc. (a)                    5.20         6/15/2044             3,071
     3,000   Morgan Stanley Capital I, Inc.                        3.77         3/15/2045             3,106
       287   Morgan Stanley Capital I, Inc.                        5.17        10/12/2052               287
     5,000   Timberstar Trust (a)                                  5.88        10/15/2036             5,313
     8,000   UBS Commercial Mortgage Trust                         4.17         5/10/2045             8,506
    15,000   UBS Commercial Mortgage Trust                         4.82         5/10/2045            16,272
     2,313   UBS-Barclays Commercial Mortgage Trust (a)            4.18         5/10/2063             2,442
     5,423   Wachovia Bank Commercial Mortgage Trust               5.08         3/15/2042             5,447
     4,527   Wachovia Bank Commercial Mortgage Trust               5.57        10/15/2048             4,833
     1,500   WF-RBS Commercial Mortgage Trust (a)                  5.25         6/15/2044             1,686
     5,000   WF-RBS Commercial Mortgage Trust                      3.35         5/15/2045             5,029
    10,000   WF-RBS Commercial Mortgage Trust                      4.09         6/15/2045            10,635
     5,000   WF-RBS Commercial Mortgage Trust                      3.24        12/15/2045             5,014
    20,000   WF-RBS Commercial Mortgage Trust                      3.65        12/15/2046            20,965
                                                                                                -----------
                                                                                                    451,257
                                                                                                -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
    47,123   Commercial Mortgage Pass-Through
                Certificates, acquired 5/22/2012;
                cost $6,532(f)                                     2.13         5/15/2045             5,060
    73,028   Commercial Mortgage Trust, acquired
                11/06/2012; cost $9,789(f)                         1.98        10/15/2045             7,819
    39,463   GS Mortgage Securities Corp. II, acquired
                5/18/2012; cost $6,029(f)                          2.57         5/10/2045             4,575
   190,667   GS Mortgage Securities Trust X1, acquired
                6/27/2013; cost $4,998(a),(f)                      0.21         5/03/2032             4,747
    62,259   UBS Commercial Mortgage Trust, acquired
                9/26/2012; cost $9,592(a),(f)                      2.29         5/10/2045             7,553
    34,945   WF Commercial Mortgage Trust, acquired
                9/21/2012; cost $4,848(a),(f)                      2.11        10/15/2045             3,809
                                                                                                -----------
                                                                                                     33,563
                                                                                                -----------
             Total Commercial Mortgage Securities
                (cost: $466,521)                                                                    484,820
                                                                                                -----------

             U.S. GOVERNMENT AGENCY ISSUES (2.8%)(j)

             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
    73,305   Freddie Mac (+)                                       1.58        10/25/2018             4,016
    70,012   Freddie Mac (+)                                       1.54         3/25/2019             4,040
    62,395   Freddie Mac (+)                                       1.45         1/25/2022             5,066
    97,894   Freddie Mac (+)                                       1.47         5/25/2022             8,615
    74,715   Freddie Mac (+)                                       1.51         6/25/2022             6,791
    72,003   Freddie Mac (+)                                       0.90        10/25/2022             4,116
    98,449   Freddie Mac (+)                                       1.05        11/25/2022             6,602
                                                                                                -----------
                                                                                                     39,246
                                                                                                -----------

================================================================================

                                                   Portfolio of Investments | 14

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.8%)
$   16,516   Fannie Mae (+)                                        2.50%        2/01/2028       $    16,838
     3,655   Fannie Mae (+)                                        5.00         6/01/2033             4,058
     1,260   Fannie Mae (+)                                        5.50         7/01/2021             1,332
     3,983   Fannie Mae (+)                                        5.50         9/01/2035             4,507
     1,977   Fannie Mae (+)                                        5.50        10/01/2035             2,224
       722   Fannie Mae (+)                                        5.50         1/01/2036               806
     2,174   Fannie Mae (+)                                        5.50         4/01/2036             2,432
     2,132   Fannie Mae (+)                                        5.50         2/01/2037             2,379
     1,792   Fannie Mae (+)                                        5.50         3/01/2037             2,013
     1,054   Fannie Mae (+)                                        5.50        11/01/2037             1,176
     3,313   Fannie Mae (+)                                        5.50         5/01/2038             3,696
     2,219   Fannie Mae (+)                                        6.00         5/01/2036             2,519
     1,518   Fannie Mae (+)                                        6.00         6/01/2036             1,722
     2,650   Fannie Mae (+)                                        6.00         8/01/2037             3,027
       476   Fannie Mae (+)                                        6.50         4/01/2031               550
         6   Fannie Mae (+)                                        6.50         7/01/2031                 7
       844   Fannie Mae (+)                                        6.50         3/01/2032               973
        23   Fannie Mae (+)                                        7.00        10/01/2022                26
        12   Fannie Mae (+)                                        7.00         3/01/2023                13
        37   Fannie Mae (+)                                        7.00         4/01/2023                38
    17,097   Freddie Mac (+)                                       3.50         5/01/2042            17,691
       745   Freddie Mac (+)                                       5.00         6/01/2020               793
     1,595   Freddie Mac (+)                                       5.00         1/01/2021             1,705
     2,072   Freddie Mac (+)                                       5.50        11/01/2020             2,246
       461   Freddie Mac (+)                                       5.50        12/01/2020               497
     1,457   Freddie Mac (+)                                       5.50        12/01/2035             1,623
     1,212   Freddie Mac (+)                                       5.50         4/01/2036             1,355
     5,142   Government National Mortgage Assn. I                  5.00         8/15/2033             5,735
       109   Government National Mortgage Assn. I                  6.00         8/15/2028               123
     2,294   Government National Mortgage Assn. I                  6.00         9/15/2028             2,652
       220   Government National Mortgage Assn. I                  6.00         9/15/2028               248
       311   Government National Mortgage Assn. I                  6.00         9/15/2028               357
       535   Government National Mortgage Assn. I                  6.00        10/15/2028               604
       157   Government National Mortgage Assn. I                  6.00         1/15/2029               177
        45   Government National Mortgage Assn. I                  6.00         1/15/2029                50
       306   Government National Mortgage Assn. I                  6.00         1/15/2029               351
       414   Government National Mortgage Assn. I                  6.00         1/15/2033               479
        18   Government National Mortgage Assn. I                  6.50         6/15/2023                20
       208   Government National Mortgage Assn. I                  6.50         7/15/2023               237
        10   Government National Mortgage Assn. I                  6.50         7/15/2023                12
        63   Government National Mortgage Assn. I                  6.50         9/15/2023                72
       206   Government National Mortgage Assn. I                  6.50        10/15/2023               234
        30   Government National Mortgage Assn. I                  6.50        10/15/2023                34
       205   Government National Mortgage Assn. I                  6.50        10/15/2023               233
       371   Government National Mortgage Assn. I                  6.50        12/15/2023               422
       193   Government National Mortgage Assn. I                  6.50        12/15/2023               220
        83   Government National Mortgage Assn. I                  6.50         1/15/2024                95
       152   Government National Mortgage Assn. I                  6.50         2/15/2024               173
        79   Government National Mortgage Assn. I                  6.50         4/15/2026                91
       414   Government National Mortgage Assn. I                  6.50         5/15/2028               481
       678   Government National Mortgage Assn. I                  6.50        10/15/2031               788
        67   Government National Mortgage Assn. I                  7.00         5/15/2023                74
        53   Government National Mortgage Assn. I                  7.00         5/15/2023                61
        31   Government National Mortgage Assn. I                  7.00         5/15/2023                33
        30   Government National Mortgage Assn. I                  7.00         5/15/2023                31
       148   Government National Mortgage Assn. I                  7.00         6/15/2023               163
       120   Government National Mortgage Assn. I                  7.00         6/15/2023               132
       117   Government National Mortgage Assn. I                  7.00         8/15/2023               128
        20   Government National Mortgage Assn. I                  7.00         8/15/2023                21
       144   Government National Mortgage Assn. I                  7.00         8/15/2023               157
        37   Government National Mortgage Assn. I                  7.00         8/15/2023                41
        87   Government National Mortgage Assn. I                  7.00         9/15/2023                95

================================================================================

15  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$       37   Government National Mortgage Assn. I                  7.00%        1/15/2026       $        42
        30   Government National Mortgage Assn. I                  7.00         3/15/2026                33
        14   Government National Mortgage Assn. I                  7.00         3/15/2026                16
       287   Government National Mortgage Assn. I                  7.00        10/15/2027               339
       409   Government National Mortgage Assn. I                  7.00         6/15/2029               470
       190   Government National Mortgage Assn. I                  7.00         6/15/2029               215
        22   Government National Mortgage Assn. I                  7.00         7/15/2029                23
       333   Government National Mortgage Assn. I                  7.00         8/15/2031               401
       156   Government National Mortgage Assn. I                  7.00         7/15/2032               186
       182   Government National Mortgage Assn. I                  7.50         7/15/2023               202
       174   Government National Mortgage Assn. I                  7.50         6/15/2026               194
       133   Government National Mortgage Assn. I                  7.50         6/15/2026               151
       131   Government National Mortgage Assn. I                  7.50         7/15/2026               146
       194   Government National Mortgage Assn. I                  7.50         5/15/2027               223
       216   Government National Mortgage Assn. I                  7.50         2/15/2028               257
       187   Government National Mortgage Assn. I                  7.50        12/15/2028               228
       144   Government National Mortgage Assn. I                  7.50         8/15/2029               170
       945   Government National Mortgage Assn. II                 5.50         4/20/2033             1,074
       878   Government National Mortgage Assn. II                 6.00         8/20/2032             1,012
       656   Government National Mortgage Assn. II                 6.00         9/20/2032               756
       287   Government National Mortgage Assn. II                 6.50         8/20/2031               337
                                                                                                -----------
                                                                                                     97,545
                                                                                                -----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (0.2%)
    10,000   Totem Ocean Trailer Express, Inc., Title XI           6.37         4/15/2028            11,492
                                                                                                -----------
             Total U.S. Government Agency Issues
                (cost: $138,406)                                                                    148,283
                                                                                                -----------
             U.S. TREASURY SECURITIES (9.6%)

             BONDS (2.1%)
    30,000   3.88%, 8/15/2040                                                                        34,826
    20,000   4.25%, 11/15/2040                                                                       24,627
    40,000   2.75%, 8/15/2042                                                                        37,659
    10,000   2.75%, 11/15/2042                                                                        9,402
     5,000   3.38%, 5/15/2044                                                                         5,305
                                                                                                -----------
                                                                                                    111,819
                                                                                                -----------
             INFLATION-INDEXED NOTES (1.3%)
    56,786   2.38%, 1/15/2025                                                                        67,428
                                                                                                -----------
             NOTES (6.2%)
    15,000   3.38%, 11/15/2019                                                                       16,253
    85,000   3.63%, 2/15/2020                                                                        93,307
    55,000   3.50%, 5/15/2020                                                                        60,066
    25,000   2.63%, 8/15/2020                                                                        26,074
    55,000   2.63%, 11/15/2020                                                                       57,269
    25,000   2.00%, 2/15/2022                                                                        24,879
    20,000   1.63%, 8/15/2022                                                                        19,275
    20,000   1.63%, 11/15/2022                                                                       19,197
    10,000   2.00%, 2/15/2023                                                                         9,853
     5,000   2.50%, 5/15/2024                                                                         5,081
                                                                                                -----------
                                                                                                    331,254
                                                                                                -----------
             Total U.S. Treasury Securities (cost: $474,451)                                        510,501
                                                                                                -----------
             MUNICIPAL BONDS (6.3%)

             AIRPORT/PORT (1.2%)
     6,500   Chicago Midway Airport                                5.00         1/01/2025             7,577
     8,000   Chicago Midway Airport                                5.00         1/01/2026             9,243

================================================================================

                                                   Portfolio of Investments | 16

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    5,000   Chicago O'Hare International Airport                  5.00%        1/01/2021       $     5,814
    12,570   Dallas-Fort Worth International Airport Facilities    4.00        11/01/2021            13,793
     2,265   Dallas-Fort Worth International Airport Facilities    4.44        11/01/2021             2,460
     5,000   Port of Oakland                                       4.50         5/01/2030             5,384
    11,700   Port of Oakland                                       4.50         5/01/2032            12,406
     2,385   Port of Seattle                                       3.00         8/01/2015             2,435
     4,350   Port of Seattle                                       4.00         8/01/2016             4,609
                                                                                                -----------
                                                                                                     63,721
                                                                                                -----------
             APPROPRIATED DEBT (0.7%)
     5,600   Brevard County School Board                           1.70         7/01/2017             5,612
     3,250   Jacksonville                                          2.00        10/01/2019             3,238
     3,000   Jacksonville                                          2.37        10/01/2020             3,015
     5,000   Kannapolis                                            7.28         3/01/2027             5,486
     2,000   McLennan County Public Facility (k)                   3.90         6/01/2029             1,963
    10,000   Miami-Dade County School Board                        5.38         5/01/2031            11,292
       850   New Jersey EDA                                        5.18        11/01/2015               863
     6,000   Palm Beach County School Board                        5.40         8/01/2025             6,533
       850   Placentia Yorba Linda USD                             5.40         8/01/2021               923
                                                                                                -----------
                                                                                                     38,925
                                                                                                -----------
             CASINOS & GAMING (0.0%)
     6,427   Mashantucket (Western) Pequot Tribe (l)               7.35         7/01/2026             1,545
                                                                                                -----------
             COMMUNITY SERVICE (0.1%)
     2,750   Art Institute of Chicago                              3.23         3/01/2022             2,783
                                                                                                -----------
             EDUCATION (0.6%)
     2,000   Austin Texas Community College District Public
                Auth.                                              6.91         8/01/2035             2,647
     9,520   Indiana State                                         2.13         7/15/2019             9,621
    10,000   New Jersey EDA                                        5.25         9/01/2022            11,443
     5,000   New Jersey EDA                                        2.42         6/15/2018             5,055
     1,625   State Public School Building Auth.                    2.84        12/01/2019             1,657
     1,300   State Public School Building Auth.                    4.08        12/01/2023             1,362
     2,000   Torrance USD                                          5.52         8/01/2021             2,295
                                                                                                -----------
                                                                                                     34,080
                                                                                                -----------
             ELECTRIC UTILITIES (0.3%)
     5,000   Appling County Dev. Auth                              2.40         1/01/2038(m)          5,033
     5,000   Burke County Dev. Auth.                               1.25         1/01/2052(m)          5,021
     5,000   Water Dev. Auth.                                      4.00        12/01/2033(m)          5,312
                                                                                                -----------
                                                                                                     15,366
                                                                                                -----------
             ELECTRIC/GAS UTILITIES (0.8%)
    10,000   Cleveland Public Power                                5.50        11/15/2038            10,073
     2,000   Jackson Energy Auth.                                  2.90         4/01/2022             1,949
     2,745   Jackson Energy Auth.                                  3.05         4/01/2023             2,661
     3,915   Jackson Energy Auth.                                  3.20         4/01/2024             3,792
    10,000   Long Island Power Auth.                               5.25         5/01/2022            10,962
     6,928   Pedernales Electric Cooperative, Inc. (a)             5.95        11/15/2022             7,879
     4,535   Piedmont Municipal Power Agency                       4.34         1/01/2017             4,714
                                                                                                -----------
                                                                                                     42,030
                                                                                                -----------
             ESCROWED BONDS (0.0%)
     1,000   New Jersey Turnpike Auth. (INS)(PRE)                  4.25         1/01/2016             1,007
                                                                                                -----------
             GENERAL OBLIGATION (0.9%)
     1,250   City and County of Honolulu                           2.51        11/01/2022             1,242

================================================================================

17  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$    5,000   City and County of Honolulu                           2.51%       11/01/2022       $     4,967
       900   City and County of Honolulu                           2.81        11/01/2023               904
       730   City and County of Honolulu                           2.91        11/01/2024               729
       680   City and County of Honolulu                           3.06        11/01/2025               682
       775   City and County of Honolulu                           3.16        11/01/2026               779
       625   City and County of Honolulu                           3.26        11/01/2027               627
       690   City and County of Honolulu                           3.36        11/01/2028               689
     1,250   Las Virgenes USD                                      5.54         8/01/2025             1,399
     2,200   Marin County (INS)                                    4.89         8/01/2016             2,336
     4,250   Riverside Community College District                  3.49         8/01/2023             4,427
     3,000   Riverside Community College District                  3.61         8/01/2024             3,128
     1,800   State of Mississippi                                  2.83        12/01/2024             1,773
     2,000   State of Mississippi                                  3.03        12/01/2025             1,957
    10,000   State of Washington                                   5.25         2/01/2036            11,762
    10,000   Town of Stratford                                     5.75         8/15/2030            11,104
                                                                                                -----------
                                                                                                     48,505
                                                                                                -----------
             HOSPITAL (0.2%)
    10,000   Rochester Health Care Facilities                      4.50        11/15/2038(m)         11,663
                                                                                                -----------
             SALES TAX (0.1%)
     3,500   Arizona School Facilities Board                       2.38         9/01/2019             3,533
                                                                                                -----------
             SEMICONDUCTORS (0.0%)
     1,250   Sandoval County                                       2.32         6/01/2019             1,261
     1,000   Sandoval County                                       2.72         6/01/2020             1,033
                                                                                                -----------
                                                                                                      2,294
                                                                                                -----------
             SPECIAL ASSESSMENT/TAX/FEE (0.8%)
     9,000   Colony Local Dev. Corp. (INS)                         4.38        10/01/2033             8,908
     5,000   Maine Municipal Bond Bank                             4.25         6/01/2023             5,234
     5,000   New Jersey Transportation Trust Fund Auth.            1.76        12/15/2018             4,910
     3,320   New Jersey Transportation Trust Fund Auth.            5.50        12/15/2022             3,936
     5,000   New York City Transitional Finance Auth.              5.00         2/01/2035             5,667
     7,000   New York MTA (ETM)                                    1.47         7/01/2018             7,041
     5,000   Transportation Trust Fund Auth. (INS)                 5.25        12/15/2022             5,837
                                                                                                -----------
                                                                                                     41,533
                                                                                                -----------
             TOLL ROADS (0.2%)
     7,305   New Jersey Turnpike Auth. (INS)                       4.25         1/01/2016             7,448
     3,000   North Texas Tollway Auth.                             5.00         9/01/2031             3,435
                                                                                                -----------
                                                                                                     10,883
                                                                                                -----------
             WATER/SEWER UTILITY (0.4%)
     5,000   Houston Utility System                                5.00        11/15/2033             5,764
    10,825   New York Municipal Water Finance Auth.                5.25         6/15/2040            12,268
     2,500   Tohopekaliga Water Auth.                              5.25        10/01/2036             2,823
                                                                                                -----------
                                                                                                     20,855
                                                                                                -----------
             Total Municipal Bonds (cost: $319,121)                                                 338,723
                                                                                                -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES     SECURITY                                                                                (000)
-----------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (3.7%)

             COMMON STOCKS (1.7%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.1%)
    40,000   Kimberly-Clark Corp.                                                               $     4,571
                                                                                                -----------
             ENERGY (0.2%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
    41,780   Chevron Corp.                                                                            5,012
    80,000   Royal Dutch Shell plc ADR                                                                5,743
                                                                                                -----------
                                                                                                     10,755
                                                                                                -----------
             Total Energy                                                                            10,755
                                                                                                -----------
             FINANCIALS (0.6%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
   202,000   Prospect Capital Corp.                                                                   1,935
                                                                                                -----------
             DIVERSIFIED BANKS (0.2%)
    50,000   Bank of Montreal                                                                         3,630
    50,000   Canadian Imperial Bank of Commerce                                                       4,568
                                                                                                -----------
                                                                                                      8,198
                                                                                                -----------
             REITs - MORTGAGE (0.3%)
    89,000   American Capital Agency Corp.                                                            2,024
   270,000   Annaly Capital Management, Inc.                                                          3,081
   160,000   Hatteras Financial Corp.                                                                 3,046
   544,700   MFA Financial, Inc.                                                                      4,564
   412,400   Two Harbors Investment Corp.                                                             4,178
                                                                                                -----------
                                                                                                     16,893
                                                                                                -----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   400,000   People's United Financial, Inc.                                                          5,848
                                                                                                -----------
             Total Financials                                                                        32,874
                                                                                                -----------
             HEALTH CARE (0.1%)
             ------------------
             PHARMACEUTICALS (0.1%)
   119,300   Merck & Co., Inc.                                                                        6,912
                                                                                                -----------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.1%)
   150,000   General Electric Co.                                                                     3,871
                                                                                                -----------
             INFORMATION TECHNOLOGY (0.1%)
             -----------------------------
             SEMICONDUCTORS (0.1%)
   125,000   Intel Corp.                                                                              4,251
                                                                                                -----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   128,050   AT&T, Inc.                                                                               4,462
    21,000   Verizon Communications, Inc.                                                             1,055
                                                                                                -----------
                                                                                                      5,517
                                                                                                -----------
             Total Telecommunication Services                                                         5,517
                                                                                                -----------

================================================================================

19   | USAA Income Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                               MARKET
$(000)/                                                                                               VALUE
SHARES       SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
   152,000   Southern Co.                                                                       $     7,046
                                                                                                -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
   325,000   AES Corp.                                                                                4,573
                                                                                                -----------
             MULTI-UTILITIES (0.2%)
   200,000   CMS Energy Corp.                                                                         6,534
    15,200   Dominion Resources, Inc.                                                                 1,084
                                                                                                -----------
                                                                                                      7,618
                                                                                                -----------
             Total Utilities                                                                         19,237
                                                                                                -----------
             Total Common Stocks (cost: $70,663)                                                     87,988
                                                                                                -----------
             PREFERRED STOCKS (2.0%)

             CONSUMER STAPLES (0.4%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.4%)
   200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                             5,730
   172,520   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)              18,789
                                                                                                -----------
                                                                                                     24,519
                                                                                                -----------
             Total Consumer Staples                                                                  24,519
                                                                                                -----------
             FINANCIALS (1.3%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    80,000   Citigroup Capital XIII, 7.88%                                                            2,132
                                                                                                -----------
             PROPERTY & CASUALTY INSURANCE (0.1%)
   $ 5,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(a)                                           5,150
                                                                                                -----------
             REGIONAL BANKS (0.2%)
    10,800   M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                 10,710
                                                                                                -----------
             REITs - INDUSTRIAL (0.4%)
   344,500   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual(d)                    21,843
                                                                                                -----------
             REITs - OFFICE (0.1%)
   200,000   Equity CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              5,093
                                                                                                -----------
             REITs - RESIDENTIAL (0.5%)
   142,500   Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
                cumulative redeemable, perpetual                                                      8,911
   250,000   Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual                15,601
                                                                                                -----------
                                                                                                     24,512
                                                                                                -----------
             Total Financials                                                                        69,440
                                                                                                -----------
             INDUSTRIALS (0.1%)
             ------------------
             OFFICE SERVICES & SUPPLIES (0.1%)
     3,000   Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
                perpetual(a)                                                                          3,187
                                                                                                -----------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
   200,000   Entergy Texas, Inc., 5.63%                                                               5,144

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

                                                                                                     MARKET
NUMBER                                                                                                VALUE
OF SHARES    SECURITY                                                                                 (000)
-----------------------------------------------------------------------------------------------------------
    50,000   Southern California Edison, Series D, 6.50%, cumulative redeemable, perpetual      $     5,269
                                                                                                -----------
                                                                                                     10,413
                                                                                                -----------
             Total Utilities                                                                         10,413
                                                                                                -----------
             Total Preferred Stocks (cost: $92,579)                                                 107,559
                                                                                                -----------
             Total Equity Securities (cost: $163,242)                                               195,547
                                                                                                -----------

PRINCIPAL
AMOUNT                                                           COUPON
(000)                                                              RATE          MATURITY
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (6.2%)

             COMMERCIAL PAPER (6.1%)

             CONSUMER STAPLES (0.5%)
             -----------------------
             PACKAGED FOODS & MEAT (0.5%)
$   25,000   McCormick & Co., Inc. (a),(n)                         0.13%       11/07/2014            25,000
                                                                                                -----------
             FINANCIALS (3.5%)
             -----------------
             ASSET-BACKED FINANCING (2.6%)
    15,000   Fairway Finance Corp. (a),(n)                         0.10        11/17/2014            14,999
     4,161   Govco, LLC (a),(n)                                    0.12        11/17/2014             4,161
    17,412   Govco, LLC (a),(n)                                    0.12        11/26/2014            17,411
    40,000   Hannover Funding Co., LLC (a),(n)                     0.15        11/04/2014            40,000
    10,000   Hannover Funding Co., LLC (a),(n)                     0.15        11/14/2014             9,999
    22,000   Ridgefield Funding Co., LLC (a)                       0.12        11/03/2014            22,000
    10,000   Ridgefield Funding Co., LLC (a)                       0.14        11/12/2014            10,000
     4,390   Ridgefield Funding Co., LLC (a)                       0.14        11/13/2014             4,390
    15,000   Ridgefield Funding Co., LLC (a)                       0.14        11/20/2014            14,999
                                                                                                -----------
                                                                                                    137,959
                                                                                                -----------
             SPECIALIZED FINANCE (0.9%)
    22,050   Intercontinental Exchange, Inc. (a),(n)               0.17        11/05/2014            22,050
    18,000   Intercontinental Exchange, Inc. (a),(n)               0.15        11/06/2014            17,999
    10,000   Intercontinental Exchange, Inc. (a),(n)               0.19        11/19/2014             9,999
                                                                                                -----------
                                                                                                     50,048
                                                                                                -----------
             Total Financials                                                                       188,007
                                                                                                -----------
             MATERIALS (0.5%)
             ----------------
             PAPER PRODUCTS (0.5%)
     7,141   Georgia-Pacific, LLC (a),(n)                          0.25        11/17/2014             7,140
    13,848   Georgia-Pacific, LLC (a),(n)                          0.25        11/18/2014            13,847
     6,141   Georgia-Pacific, LLC (a),(n)                          0.26        12/03/2014             6,140
                                                                                                -----------
                                                                                                     27,127
                                                                                                -----------
             Total Materials                                                                         27,127
                                                                                                -----------
             UTILITIES (1.6%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    10,449   American Transmission Co. (a),(n)                     0.13        12/02/2014            10,448
                                                                                                -----------
             GAS UTILITIES (1.4%)
     5,686   Atmos Energy Corp. (a),(n)                            0.20        11/05/2014             5,686
    19,825   Atmos Energy Corp. (a),(n)                            0.26        11/20/2014            19,822
    13,491   Northern Illinois Gas Co.                             0.20        11/06/2014            13,491
    17,318   Northern Illinois Gas Co.                             0.22        11/13/2014            17,317

================================================================================

21  | USAA Income Fund

================================================================================

PRINCIPAL                                                                                            MARKET
AMOUNT                                                           COUPON                               VALUE
(000)        SECURITY                                              RATE          MATURITY             (000)
-----------------------------------------------------------------------------------------------------------
$   19,524   Peoples Gas Light & Coke Co.                          0.20%       11/03/2014       $    19,524
                                                                                                -----------
                                                                                                     75,840
                                                                                                -----------
             Total Utilities                                                                         86,288
                                                                                                -----------
             Total Commercial Paper                                                                 326,422
                                                                                                -----------
             VARIABLE-RATE DEMAND NOTES (0.1%)

             ENERGY (0.1%)
             -------------
             OIL & GAS REFINING & MARKETING (0.1%)
     5,000   Port of Port Arthur Navigation District               0.16        12/01/2039             5,000
                                                                                                -----------
             FINANCIALS (0.0%)
             -----------------
             REAL ESTATE OPERATING COMPANIES (0.0%)
     2,000   New York City Housing Dev. Corp. (LOC - RBS
                Citizens, N.A.)                                    0.25         3/01/2048             2,000
                                                                                                -----------
             Total Variable-Rate Demand Notes                                                         7,000
                                                                                                -----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.0%)
   180,090   State Street Institutional Liquid Reserves Fund Premier Class, 0.08% (o)                   180
                                                                                                -----------
             Total Money Market Instruments (cost: $333,599)                                        333,602
                                                                                                -----------

             TOTAL INVESTMENTS (COST: $5,019,485)                                               $ 5,290,946
                                                                                                ===========

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                    (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                  QUOTED PRICES        OTHER          SIGNIFICANT
                                                    IN ACTIVE        SIGNIFICANT     UNOBSERVABLE
                                                     MARKETS         OBSERVABLE         INPUTS
                                                  FOR IDENTICAL        INPUTS
ASSETS                                               ASSETS                                                  TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                           $          --      $ 2,292,231     $         --     $  2,292,231
  Eurodollar and Yankee Obligations                          --          797,504               --          797,504
  Foreign Government Obligations                             --           31,199               --           31,199
  Asset-Backed Securities                                    --          158,536               --          158,536
  Commercial Mortgage Securities                             --          484,820               --          484,820
  U.S. Government Agency Issues                              --          148,283               --          148,283
  U.S. Treasury Securities                              510,501               --               --          510,501
  Municipal Bonds                                            --          338,723               --          338,723
Equity Securities:
  Common Stocks                                          87,988               --               --           87,988
  Preferred Stocks                                           --          107,559               --          107,559
Money Market Instruments:
  Commercial Paper                                           --          326,422               --          326,422
  Variable-Rate Demand Notes                                 --            7,000               --            7,000
  Money Market Funds                                        180               --               --              180
------------------------------------------------------------------------------------------------------------------
Total                                             $     598,669      $ 4,692,277     $         --     $  5,290,946
------------------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

                                                             COMMERCIAL MORTGAGE
                                                                      SECURITIES
--------------------------------------------------------------------------------
 Balance as of July 31, 2014                                            $  6,695
 Purchases                                                                     -
 Sales                                                                         -
 Transfers into Level 3                                                        -
 Transfers out of Level 3                                                 (6,695)
 Net realized gain (loss) on investments                                       -
 Change in net unrealized appreciation/depreciation of investments             -
--------------------------------------------------------------------------------
 Balance as of October 31, 2014                                         $      -
--------------------------------------------------------------------------------

For the period of August 1, 2014, through October 31, 2014, commercial mortgage securities with a fair value of $6,695,000 were transferred from Level 3 to Level 2 as a result of this security being priced during the period by the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

23  | USAA Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), and Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

24  | USAA Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

4. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

5. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

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25  | USAA Income Fund
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6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A3. Additionally, bonds, except U.S. Treasury securities, valued based on methods discussed in Note A1, and commercial paper and variable-rate demand notes, valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than

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                                         Notes to Portfolio of Investments |  26

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the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of October 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2014, were $298,335,000 and $26,874,000, respectively, resulting in net unrealized appreciation of $271,461,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $5,333,242,000 at October 31, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.8% of net assets at October 31, 2014.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

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27  | USAA Income Fund
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U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
CAD         Canadian dollars
CLO         Collateralized Loan Obligation
EDA         Economic Development Authority
ETM         Escrowed to final maturity
MTA         Metropolitan Transportation Authority
PRE         Prerefunded to a date prior to maturity
REIT        Real estate investment trust
Title XI    The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD         Unified School District

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)       Principal and interest payments are insured by one of the following:
            AMBAC Assurance Corp., Berkshire Hathaway Assurance Corp., National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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                                         Notes to Portfolio of Investments |  28

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SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2014. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2014.
(d) At October 31, 2014, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2014, was $33,563,000, which represented 0.6% of the Fund's net assets.
(g) Security was fair valued at October 31, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.
(h) At October 31, 2014, the issuer was in default with respect to interest and/or principal payments.
(i)    In U.S. dollars unless otherwise noted.

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29  | USAA Income Fund

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(j)    U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(k) At October 31, 2014, the aggregate market value of securities purchased on a delayed-delivery basis was $1,963,000, all of which were when-issued.
(l) Pay-in-kind (PIK) - Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(m) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(n) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(o) Rate represents the money market fund annualized seven-day yield at October 31, 2014.

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                                         Notes to Portfolio of Investments |  30


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     12/16/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     12/17/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/16/2014
         ------------------------------